Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Feb. 28, 2019	Oct. 01, 2018	Feb. 28, 2019	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [Line Items]
Pension contribution				$ (500)
Financial & risk [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of ownership stake sold		55.00%
Dividend announcement [member] | Annualized dividend [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend approved, per share	$ 1.44
Increase in authorized dividend	0.04
Dividend announcement [member] | Quarterly dividend [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividend approved, per share	$ 0.36
Pension contribution announcement [member] | Financial & risk [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of ownership stake sold		55.00%
Pension contribution announcement [member] | U.K. [Member] | T T C Plans [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Pension contribution	$ 167
Major Ordinary Share Transactions [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Repurchase of common shares			$ 250